Expense Example, No Redemption	Aug. 27, 2025 USD ($)
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 627
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,485
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,618
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	640
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	555
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	639
Expense Example, No Redemption, 3 Years	827
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	1,619
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	1,785
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	1,432
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	847
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	640
Expense Example, No Redemption, 3 Years	830
Expense Example, No Redemption, 5 Years	1,036
Expense Example, No Redemption, 10 Years	1,630
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,796
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
INVESCO Energy Fund | INVESCO Energy Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	668
Expense Example, No Redemption, 3 Years	919
Expense Example, No Redemption, 5 Years	1,188
Expense Example, No Redemption, 10 Years	1,957
INVESCO Energy Fund | INVESCO Energy Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,113
INVESCO Energy Fund | INVESCO Energy Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,768
INVESCO Energy Fund | INVESCO Energy Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
INVESCO Energy Fund | INVESCO Energy Fund | Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,489
INVESCO Energy Fund | INVESCO Energy Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
INVESCO Energy Fund | INVESCO Energy Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	651
Expense Example, No Redemption, 3 Years	866
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	1,762
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,927
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	656
Expense Example, No Redemption, 3 Years	880
Expense Example, No Redemption, 5 Years	1,123
Expense Example, No Redemption, 10 Years	1,816
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,973
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,624
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
INVESCO Technology Fund | INVESCO Technology Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,534
INVESCO Technology Fund | INVESCO Technology Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	648
Expense Example, No Redemption, 3 Years	857
Expense Example, No Redemption, 5 Years	1,082
Expense Example, No Redemption, 10 Years	1,729
INVESCO Technology Fund | INVESCO Technology Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	1,878
INVESCO Technology Fund | INVESCO Technology Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
INVESCO Technology Fund | INVESCO Technology Fund | Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
INVESCO Technology Fund | INVESCO Technology Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
INVESCO Technology Fund | INVESCO Technology Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	648
Expense Example, No Redemption, 3 Years	857
Expense Example, No Redemption, 5 Years	1,082
Expense Example, No Redemption, 10 Years	1,729
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,886
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,534
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	$ 835